Taxation - Current and Deferred Portions of Income Tax (Benefit)/Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current and deferred portion of income tax expense
Current income tax expense	¥ 607,087		¥ 545,985	¥ 328,391
Deferred income tax expense	(208,561)	$ (29,824)	(292,710)	(67,550)
Income tax expense	¥ 398,526	$ 56,988	¥ 253,275	¥ 260,841